Income Taxes - Schedule of Reconciliation Effective Tax Rate, Percentage (Details)		12 Months Ended
	Dec. 22, 2017	Jul. 31, 2018	Jul. 31, 2017
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	21.00%	26.40%	34.00%
State income tax, net of federal tax benefit		32.50%	0.80%
Expired net operating loss carryforwards		(20.00%)	(6.60%)
Other		(2.90%)	(7.70%)
Rate change adjustment		(175.40%)
Change in state tax rates			(4.20%)
Permanent items			(3.30%)
Valuation allowance		139.40%	(13.00%)
Income tax benefit - effective rate		0.00%	0.00%